Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:
Office equipment	5 years
Furniture and fixture	5 years
Motor vehicle	5 years

Schedule of Exchange Rates Consolidated Financial Statements

The following table outlines the exchange rates between HK$ and US$ that are used in preparing these consolidated financial statements:

	As of December 31,
	2025	2024
Year-end spot rate	7.7833	7.7677

	For the Years Ended December 31,
	2025	2024	2023
Average rate	7.7956	7.8030	7.8292

Schedule of Assets Measured at Fair Value on a Recurring Basis

As of December 31, 2025, the Group held certain assets that are required to be measured at fair value on a recurring basis:

Financial assets	Fair value hierarchy	Fair value as of December 31, 2025
Digital assets - Bitcoin	Level 1	$2,625,574
Investment in equity securities, current - DV8 Public Company Limited	Level 1	$17,619,921
Investment in equity securities, current - ASP LLC portfolio	Net asset value as a practical expedient	$3,477,900